Preferred Stock (Details)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Oct. 01, 2025	Jun. 20, 2025 $ / shares shares	May 14, 2025 USD ($) $ / shares shares	Jan. 31, 2025 shares	Jan. 08, 2025 USD ($)	Aug. 30, 2024 shares	Dec. 31, 2023 $ / shares shares	Oct. 11, 2023 shares
Preferred Stock [Line Items]
Preferred stock, shares issued	375	375	162
Preferred stock were converted	250
Convertible preferred stock	463	463	46,250				463		463
Par value (in Dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001				$ 0.0001
Principal amount (in Dollars) | $						$ 1,284,881
Shares of preferred stock					100	100
Preferred stock shares valued (in Dollars) | $						$ 851,000
Common shares per preferred share		15
Conversion rate (in Dollars) | $	$ 46,000	$ 46,000
Conversion of fair value preferred stock (in Dollars) | $	$ 433,881	$ 433,881
Lowest volume weighted average price	85.00%	85.00%
Consecutive trading days		10
Floor price (in Dollars) | $	$ 4	$ 4
Conversion price (in Dollars per share) | $ / shares	$ 10	$ 10	$ 10
Percentage of stockholder beneficial	4.99%	4.99%	4.99%
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000							20,000,000
Preferred stock, par value (in Dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001							$ 0.0001
Redeemable Preferred Stock, outstanding	375	375	162
Conversion rate			125.00%
Converted or Redeemed [Member]
Preferred Stock [Line Items]
Conversion price (in Dollars per share) | $ / shares	$ 8	$ 8
Series C Preferred Stock to be Converted [Member]
Preferred Stock [Line Items]
Annual dividend rate	15.00%	15.00%
Liquidation Preference [Member]
Preferred Stock [Line Items]
Convertible preferred stock, percentage		125.00%
Forecast [Member]
Preferred Stock [Line Items]
Principal amount (in Dollars) | $								$ 1,724,100
Forecast [Member] | Converted or Redeemed [Member]
Preferred Stock [Line Items]
Annual dividend rate				5.00%
Series A Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred stock, shares issued	63	63	163
Convertible preferred stock	163,262	163,262
Shares of preferred stock	250	250									975
Preferred stock outstanding	375	375
Series A Convertible Preferred Stock Redeemed [Member]
Preferred Stock [Line Items]
Preferred stock were converted	37
Convertible preferred stock	25,000	25,000	163
Percentage of ability to conversion of shares	4.99%	4.99%	4.99%
Series B Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred stock shares valued (in Dollars) | $
Preferred stock, stated value (in Dollars) | $	$ 40,000	$ 40,000
Preferred stock outstanding	0	0	0
Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred stock, shares issued			163
Preferred stock outstanding			625
Redeemable Preferred Stock, outstanding			46,250
Previously Reported [Member]
Preferred Stock [Line Items]
Preferred stock, shares issued			6,500							25,000
Redeemable Preferred Stock, outstanding			6,500							25,000
Previously Reported [Member] | Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred stock, shares issued										625
Preferred Stock [Member]
Preferred Stock [Line Items]
Convertible preferred stock									463
Preferred Stock [Member] | Series A Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred stock were converted	(250)
Common Stock [Member]
Preferred Stock [Line Items]
Preferred stock were converted	225,762
Convertible preferred stock									46,250
Par value (in Dollars per share) | $ / shares	$ 0.0001	$ 0.0001